NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Advances to suppliers	$ 58,236	$ 16,257
Inventory valuation allowance
Inventory wrote off		4,170
Impairment of Long-Lived Assets	$ 0	0
Income tax examination description	greater than 50% likelihood
Foreign currency translation adjustments	$ 44,546	$ (13,800)